Expense Example - New Lantern Risk Managed Equity ETF - New Lantern Risk Managed Equity ETF Class	Nov. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189